Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net profit	$ 327,132	¥ 2,387,845	¥ 2,383,485	¥ 2,281,256
Adjustments to reconcile net profit to net cash provided by (used in) operating activities:
Provision for loans receivable	43,842	320,013	586,843	415,902
Provision for accounts receivable and contract assets	43,436	317,049	253,948	390,882
Provision for quality assurance receivable	51,881	378,695	354,366	176,310
Depreciation and amortization	9,520	69,491	22,515	23,825
Amortization of right-of-use asset and interest of leasing liabilities	2,296	16,761	46,575	41,181
Change in fair value of short-term investments	(6,246)	(45,589)	(32,462)	(9,806)
Gain or loss from investments	(1,062)	(7,752)	722	6,890
Net gain from investment in loans	(116,967)	(853,779)	(1,049,379)	(1,174,204)
Share-based compensation	19,735	144,052	116,407	89,030
Impairment of intangible assets				255
Interest expense on short-term borrowings	23	168
Changes in operating assets and liabilities:
Accounts receivable and contract assets	(70,471)	(514,391)	(245,041)	(717,481)
Quality assurance receivable	(35,986)	(262,671)	(440,126)	(914,367)
Deferred tax assets	(118,272)	(863,303)	(704,964)	(463,620)
Prepaid expenses and other assets	233,686	1,705,744	124,972	(1,152,660)
Deferred guarantee income	(50,154)	(366,086)	76,872	715,661
Liability from quality assurance commitment	(46,855)	(342,016)	(249,486)	367,057
Payroll and welfare payable	3,889	28,385	(12,880)	21,490
Taxes payable	68,375	499,086	73,450	(66,621)
Contract liabilities	695	5,076		(3,327)
Leasing liabilities	(3,139)	(22,908)	(43,539)	(40,837)
Deferred tax liabilities	19,408	141,665	108,420	94,556
Accrued expenses and other liabilities	21,595	157,625	(9,826)	155,545
Net cash provided by operating activities	396,361	2,893,160	1,360,872	236,917
Cash flows from investing activities:
Collection of loans originated and held by the Group	938,896	6,853,291	7,338,026	10,812,431
Investment in loans originated and held by the Group	(1,281,243)	(9,352,176)	(5,829,136)	(10,075,218)
Proceeds from disposal of investments	1,039	7,583	6,029	3,158
Purchase of investments	(4,818)	(35,165)	(67,800)	(119,858)
Proceeds from short-term investments	1,029,951	7,517,922	12,430,443	15,013,648
Purchase of short-term investments	(1,006,109)	(7,343,894)	(11,929,977)	(17,134,614)
Purchase of property, equipment and software	(3,803)	(27,757)	(538,095)	(52,775)
Net funds paid on behalf of customers	(2,240)	(16,354)	(1,498)
Proceeds from disposal of a subsidiary	(96)	(703)	4,000
Cash paid for business combinations, net of cash acquired	13,897	101,437
Net cash (used in) provided by investing activities	(314,526)	(2,295,816)	1,411,992	(1,553,228)
Cash flows from financing activities:
Cash received from investors - consolidated trusts	106,860	780,000	1,272,700	1,339,459
Cash paid to investors - consolidated trusts	(60,225)	(439,599)	(2,735,478)	(1,436,195)
Net funds held for customers	16,677	121,733	54,049	31,916
Cash received from short-term borrowings	3,849	28,094	5,756
Repayment of short-term borrowings	(3,872)	(28,262)
Cash paid for dividends	(60,462)	(441,331)	(430,353)	(372,483)
Repurchase of ordinary shares	(88,119)	(643,208)	(694,521)	(340,781)
Proceeds from exercise of share options			2,280	10,590
Capital (reduction by) injection from non-controlling interest shareholders	(20)	(142)	20,565	3,554
Net cash used in financing activities	(85,312)	(622,715)	(2,505,002)	(763,940)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	419	3,053	22,441	67,797
Net (decrease) increase in cash, cash equivalents and restricted cash	(3,058)	(22,318)	290,303	(2,012,454)
Cash, cash equivalents and restricted cash at beginning of year	927,403	6,769,390	6,479,087	8,491,541
Cash, cash equivalents and restricted cash at end of year	924,345	6,747,072	6,769,390	6,479,087
Supplemental disclosure of cash investing and financing activities
Cash paid for interest including interest paid to investors of consolidated trusts	(5,248)	(38,310)	(87,100)	(83,410)
Cash paid for income taxes	(92,301)	(673,736)	(960,477)	(963,249)
Supplemental disclosure of non-cash investing and financing activities
Payable for purchase of property, equipment and software				1,132
Payable for purchase of intangible assets	685	5,000	5,000	5,000
Payable for repurchase of ordinary shares				3,057
Receivable from exercise of share options				¥ 2,280